CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥) shares	Treasury shares, at cost USD ($) shares	Retained earnings CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of the period at Dec. 31, 2021	¥ 48,637,247	¥ 535	¥ 28,229,026	¥ (2,067,009)		¥ 22,716,799	¥ (242,104)	¥ 290,334	¥ 48,927,581
Balance, beginning of the period (in shares) at Dec. 31, 2021 | shares		808,448,289
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2021 | shares				11,683,474	11,683,474
Increase (Decrease) in Stockholders' Equity
Net income	6,809,056					6,809,056		(150,090)	6,658,966
Foreign currency translation adjustments	155,432						155,432		155,432
Acquisition of non-controlling interests of subsidiaries	(5,060)		(5,060)					(34,069)	(39,129)
Share-based compensation and ordinary shares issued for share-based compensation	178,980		156,318	¥ 89,026	$ (497,956)	(66,364)			178,980
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,284,827
Capped Call options in connection with issuance of convertible senior notes	(373,139)		(373,139)						(373,139)
Repurchase of ordinary shares	(84,547)			¥ (84,547)					(84,547)
Repurchase of ordinary shares (in shares) | shares		(486,007)
Repurchase of ordinary shares (in shares) | shares				486,007	486,007
Non-controlling interest recognized from partial disposal								49,159	49,159
Capital contribution from non-controlling interest holders								275,950	275,950
Distribution of dividends	(1,289,418)		(1,289,418)						(1,289,418)
Removal of non-controlling interests due to disposal of subsidiaries								12,635	12,635
Balance at ending of the period at Dec. 31, 2022	54,028,551	¥ 535	26,717,727	¥ (2,062,530)		29,459,491	(86,672)	443,919	54,472,470
Balance, ending of the period (in shares) at Dec. 31, 2022 | shares		809,247,109
Treasury Stock, Shares, Ending Balance at Dec. 31, 2022 | shares				11,671,525	11,671,525
Increase (Decrease) in Stockholders' Equity
Net income	8,749,004					8,749,004		5,453	8,754,457
Foreign currency translation adjustments	(104,052)						(104,052)		(104,052)
Acquisition of non-controlling interests of subsidiaries	(64,560)		(64,560)					(185)	(64,745)
Share-based compensation and ordinary shares issued for share-based compensation	254,976		230,587	¥ 97,169		(72,780)			254,976
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,413,219		535,955	535,955
Repurchase of ordinary shares	(1,006,451)			¥ (1,006,451)					(1,006,451)
Repurchase of ordinary shares (in shares) | shares		(5,941,076)
Repurchase of ordinary shares (in shares) | shares				5,941,076	5,941,076
Cancellation of treasury shares		¥ (10)	(626,286)	¥ 2,460,826		(1,834,530)
Cancellation of treasury shares (in shares) | shares				(14,076,646)	(14,076,646)
Capital contribution from non-controlling interest holders								34,564	34,564
Distribution of dividends	(2,055,723)		(2,055,723)						(2,055,723)
Removal of non-controlling interests due to disposal of subsidiaries								(5,088)	(5,088)
Balance at ending of the period at Dec. 31, 2023	59,801,745	¥ 525	24,201,745	¥ (510,986)		36,301,185	(190,724)	478,663	¥ 60,280,408
Balance, ending of the period (in shares) at Dec. 31, 2023 | shares		804,719,252							804,719,252	804,719,252
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023 | shares				3,000,000	3,000,000				3,000,000	3,000,000
Increase (Decrease) in Stockholders' Equity
Net income	8,816,835					8,816,835		70,760	¥ 8,887,595	$ 1,217,595,000
Foreign currency translation adjustments	(103,970)						(103,970)		(103,970)	(14,244,000)
Acquisition of non-controlling interests of subsidiaries	7		7					(10)	(3)
Share-based compensation and ordinary shares issued for share-based compensation	318,692		289,035	¥ 133,830		(104,173)			318,692
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,948,849		743,366	743,366
Repurchase of ordinary shares	(1,157,472)			¥ (1,157,472)					(1,157,472)
Repurchase of ordinary shares (in shares) | shares		(8,045,382)
Repurchase of ordinary shares (in shares) | shares				8,045,382	8,045,382
Cancellation of treasury shares		¥ (2)	(100,882)	¥ 402,733		(301,849)
Cancellation of treasury shares (in shares) | shares				(2,527,481)	(2,527,481)
Capital contribution from non-controlling interest holders								65,557	65,557
Distribution of dividends	(5,613,445)					(5,613,445)			(5,613,445)
Removal of non-controlling interests due to disposal of subsidiaries								(2,529)	(2,529)
Balance at ending of the period at Dec. 31, 2024	¥ 62,062,392	¥ 523	¥ 24,389,905	¥ (1,131,895)		¥ 39,098,553	¥ (294,694)	¥ 612,441	¥ 62,674,833	$ 8,586,417,000
Balance, ending of the period (in shares) at Dec. 31, 2024 | shares		798,622,719							798,622,719	798,622,719
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024 | shares				7,774,535	7,774,535				7,774,535	7,774,535